Subsequent events	3 Months Ended
Mar. 31, 2019
Subsequent events
Subsequent events

16. Events occurring after the balance sheet date

No significant activities have taken place subsequent to the balance sheet date March 31, 2019 that have a material impact on the key figures and earnings presented. Currently, there are no other significant changes in the Company’s structure, management, legal form or personnel.